Refundable Deposit for Investment (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Refundable Deposit for Investment [Line Items]
Refundable deposit for investment			¥ 54	$ 10,250	¥ 72,774	¥ 80,183
Refundable investment funds recovered						¥ 7,409
Shanghai Lingneng Electricity Selling Co., Ltd. [Member]
Refundable Deposit for Investment [Line Items]
Bearing interest rate percentage	3.00%	3.00%